Leases - Summary of Maturity of the Lease Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Up to 1 month [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 501,538	$ 317,642
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	661,704	522,439
Over 3 months and up to 6 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	869,428	717,689
Over 6 months and up to 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,500,379	1,167,878
Total up to 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,533,049	2,725,648
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,065,420	1,430,105
Over 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,790,321	1,964,210
Total over 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 5,855,741	$ 3,394,315